Earnings Per Share (EPS) (Anti-Dilutive Shares/Units) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	250	1,990	1,147
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	250	852	285
Stock-Settled SARS [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	0	1,138	862
Non-Vested Shares/Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Non-vested shares and units	0	0	0